INVESTMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments Debt And Equity Securities [Abstract]
INVESTMENTS

NOTE 5 – INVESTMENTS

The Company classifies the marketable securities in which it invests as available-for-sale securities. Such securities are measured at fair market value in the financial statements with unrealized gains or losses recorded in other comprehensive income.

The equity securities reflected in the table below consist of equity securities of silver and gold exploration and development companies that the Company purchased. The following table summarizes the Company’s available-for-sale securities on hand as of June 30, 2013 and December 31, 2012 (in thousands):

	Investments in marketable securities
	Adjusted Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
Marketable securities at June 30, 2013	$17,608	$(1,799)	$199	$16,008

Marketable securities at December 31, 2012	$34,786	$(10,443)	$2,722	$27,065

In the three months ended June 30, 2013 and 2012, the Company recognized an unrealized loss of $7.5 million and $5.7 million, respectively, in other comprehensive income (loss). In the six months ended June 30, 2013, and 2012, the Company recognized an unrealized loss of $11.1 million and $5.3 million, respectively. The Company performs a quarterly assessment on each of its marketable securities with unrealized losses to determine if the security is other than temporarily impaired. The Company’s management team uses industry knowledge and expertise to evaluate each investment and determined that unrealized losses on certain investments are not other than temporary. As a result, an other than temporary impairment charge of $17.2 million was recorded during the three months ended June 30, 2013.

The Company had $1.0 million of short-term investments at December 31, 2012. These investments were held with various banks and had maturity dates of less than one year. There were no short term investments at June 30, 2013.

NOTE 9 – INVESTMENTS

The Company classifies the marketable securities in which it invests as available-for-sale securities. Such securities are measured at fair market value in the financial statements with unrealized gains or losses recorded in other comprehensive income (loss).

At the time securities are sold or otherwise disposed of, gains or losses are included in net income. The equity securities reflected in the table below consist of equity securities of silver and gold exploration and development companies that the Company purchased. The following table summarizes the Company’s available-for-sale securities on hand as of December 31, 2012 and December 31, 2011 (in thousands):

	Investments in marketable securities
	Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
Marketable securities at December 31, 2012	$34,786	$(10,443)	$2,722	$27,065

Marketable securities at December 31, 2011	$24,819	$(4,975)	$—	$19,844

The following table summarizes the gross unrealized losses on investment securities for which other-than-temporary impairments have not been recognized and the fair values of those securities, aggregated by the length of time the individual securities have been in a continuous unrealized loss position, at December 31, 2012 (in thousands):

	Less than twelve months		Twelve months or more		Total
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
Marketable equity securities	$(2,716)	$7,728	$(7,727)	$4,948	$(10,443)	$12,676

In the years December 31, 2012, and 2011, the Company recognized a net unrealized loss of $2.7 million and an unrealized loss of $5.0 million, respectively, in other comprehensive loss. The Company performs a quarterly assessment on each of its marketable securities with unrealized losses to determine if the security is other than temporarily impaired. The Company has the intent and ability to hold these investments to allow sufficient time for a recovery in fair value. The Company’s management team uses industry knowledge and expertise to evaluate each investment and has determined that unrealized losses on three investments it currently holds and has concluded that they are not other than temporary based on a review of the potential for each company. The Company determined that one of its available-for-sale investments was other than temporarily impaired at September 30, 2012 and recorded an impairment loss of $0.6 million during the third quarter of 2012. There were no impairment losses recorded during 2011. Gross realized gains and losses are based on cost, net of discount or premium of investments sold.

The Company’s impairment review includes the following factors:

•	evaluation of each investment to determine possible indications of impairment

•	analysis of each investment that is in an unrealized loss position, which includes the length of time that the investment has been in an unrealized loss position and the expected period of recovery

•	discussion of evidence of factors that would and would not support the classification of the unrealized loss as other-than-temporary

•	documentation of the analysis and results that support the treatment of the losses on the investments

The Company used the following criteria to determine whether a loss is temporary:

•	the length of time and the extent to which the fair value has been below cost

•	the severity of the impairment

•	the cause of the impairment and the financial condition of the issuer

•	market activity that may indicate adverse credit condition of the issuer

•	the Company’s intent and ability to hold the investment for a sufficient period of time to allow for the anticipated recovery in value

In addition, the Company had $1.0 million and $20.3 million of short-term investments at December 31, 2012 and December 31, 2011, respectively. These investments are primarily in certificates of deposit with various banks and all have maturity dates of less than one year.